Operating Costs And Expenses - Summary of Other Operating Expenses (Revenues), Net (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Operating Income Expense [Line Items]
Leasing and rentals	R$ 103	R$ 112	R$ 102
Advertising	30	13	11
Subsidies and donations	19	17	31
Paid concession	3	3	7
Insurance	8	9	9
Net loss (gain) on deactivation and disposal of assets	193	112	30
Forluz - Administrative running cost	26	25	22
Collection agents	71	70	71
Loss on investment	9
Other expenses	(34)	420	452
Other operating expenses (revenues), net	383	155	426
Energy [member]
Disclosure Of Other Operating Income Expense [Line Items]
Own consumption of energy	24	22	21
CCEE (Electricity Trading Chamber) [member]
Disclosure Of Other Operating Income Expense [Line Items]
CCEE annual charge	8	8	R$ 8
Taesa [member]
Disclosure Of Other Operating Income Expense [Line Items]
Gain on disposal, Taesa	R$ (207)	(181)
Transchile Charrua Transmision SA [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Gain on disposal, Transchile		R$ (134)